STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)	$ (68,503)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares Issued for Accrued Salary		21,000
Accounts payable and accrued liabilities	42,000	42,000	178,092	43,592	47,560
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(36,867)	(36,635)	(36,215)	(23,629)	(20,943)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH (USED IN) INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from related parties	36,867	36,635	36,215	23,629	20,943
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	36,867	36,635	36,215	23,629	20,943
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
Beginning of Period
End of Period
Supplemental cash flow information
Shares issued for payment of payables and advances	$ 180,418